SCHEDULE OF INVESTMENTS

Value (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Advertising – 1.0%
Omnicom Group, Inc.	66	$4,817

Cable & Satellite – 4.6%
Comcast Corp., Class A	549	21,949

Total Communication Services - 5.6%		26,766

Consumer Discretionary
Apparel Retail – 0.7%
Limited Brands, Inc.	126	3,478

Auto Parts & Equipment – 2.4%
Magna International, Inc.	232	11,277

General Merchandise Stores – 3.1%
Target Corp.	184	14,752

Home Improvement Retail – 2.8%
Lowe’s Co., Inc.	124	13,519

Total Consumer Discretionary - 9.0%		43,026

Consumer Staples
Drug Retail – 3.0%
CVS Caremark Corp.	264	14,227

Hypermarkets & Super Centers – 4.3%
Wal-Mart Stores, Inc.	214	20,832

Total Consumer Staples - 7.3%		35,059

Energy
Oil & Gas Refining & Marketing – 6.1%
Marathon Petroleum Corp.	265	15,878
Valero Energy Corp.	157	13,310

		29,188

Oil & Gas Storage & Transportation – 3.8%
Energy Transfer L.P.	1,190	18,293

Total Energy - 9.9%		47,481

Financials
Asset Management & Custody Banks – 2.7%
State Street Corp.	198	13,037

Consumer Finance – 5.9%
Capital One Financial Corp.	172	14,043
Synchrony Financial	449	14,307

		28,350

Diversified Banks – 0.8%
Bank of America Corp.	147	4,058

Life & Health Insurance – 2.8%
MetLife, Inc.	313	13,337

Mortgage REITs – 3.1%
AGNC Investment Corp.	841	15,131

Other Diversified Financial Services – 6.2%
Citigroup, Inc.	367	22,829
JPMorgan Chase & Co.	67	6,782

		29,611

Regional Banks – 2.7%
Citizens Financial Group, Inc.	392	12,727

Total Financials - 24.2%		116,251

Health Care
Biotechnology – 2.4%
Amgen, Inc.	60	11,323

Health Care Facilities – 2.7%
HCA Holdings, Inc.	101	13,142

Managed Health Care – 1.4%
Humana, Inc.	26	6,863

Pharmaceuticals – 4.2%
Pfizer, Inc.	477	20,271

Total Health Care - 10.7%		51,599

Industrials
Aerospace & Defense – 2.6%
Spirit AeroSystems Holdings, Inc.	140	12,769

Airlines – 2.6%
Southwest Airlines Co.	238	12,370

Electrical Components & Equipment – 2.9%
Eaton Corp.	173	13,945

Total Industrials - 8.1%		39,084

Information Technology
Semiconductor Equipment – 3.2%
Lam Research Corp.	85	15,180

Semiconductors – 5.8%
Broadcom Corp., Class A	64	19,365
QUALCOMM, Inc.	152	8,646

		28,011

Systems Software – 2.5%
Microsoft Corp.	103	12,089

Technology Hardware, Storage & Peripherals – 0.4%
Western Digital Corp.	45	2,177

Total Information Technology - 11.9%		57,457

Materials
Commodity Chemicals – 2.1%
LyondellBasell Industries N.V., Class A	118	9,888

Diversified Metals & Mining – 0.9%
BHP Billiton Ltd. ADR(A)	82	4,499

Total Materials - 3.0%		14,387

Real Estate
Health Care REITs – 3.0%
Welltower, Inc.	188	14,620

Total Real Estate - 3.0%		14,620

Utilities
Electric Utilities – 3.0%
Exelon Corp.	283	14,207

Total Utilities - 3.0%		14,207

TOTAL COMMON STOCKS – 95.7%		$459,937

(Cost: $439,806)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) - 2.3%
Sonoco Products Co., 2.601%, 4-1-19	$11,255	11,252

Master Note - 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(C)	3,947	3,947

Money Market Funds - 0.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (D)(E)	4,053	4,053

United States Government Agency Obligations - 1.2%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate): 2.450%, 4-7-19(C)	5,794	5,794

		5,794

TOTAL SHORT-TERM SECURITIES – 5.1%		$25,046

(Cost: $25,049)

TOTAL INVESTMENT SECURITIES – 100.8%		$484,983

(Cost: $464,855)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(3,662)

NET ASSETS – 100.0%		$481,321

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $3,962 are on loan.
(B)	Rate shown is the yield to maturity at March 31, 2019.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.
(E)	Rate shown is the annualized 7-day yield at March 31, 2019.

The following written options were outstanding at March 31, 2019 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Broadcom Corp., Class A	N/A	Call	46	5	May 2019	$300.00	$43	$(52)
Capital One Financial Corp.	N/A	Call	143	14	April 2019	85.00	20	(6)
Lam Research Corp.	N/A	Call	109	11	April 2019	190.00	29	(11)

							$92	$(69)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1- Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$459,937	$—	$—
Short-Term Securities	4,053	20,993	—

Total	$463,990	$20,993	$—

Liabilities
Written Options	$69	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depository Receipt

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$464,855

Gross unrealized appreciation	38,264
Gross unrealized depreciation	(18,136)

Net unrealized appreciation	$20,128